Accrued expenses and other payables	12 Months Ended
Dec. 31, 2021
Accrued expenses and other payables
Accrued expenses and other payables

14.    Accrued expenses and other payables

		As of December 31,
		2020	2021
		RMB	RMB
Accrual for salary and bonus		62,216	18,184
Other taxes and surcharge payable		52,027	31,000
Down payments collected on behalf of secondary property sellers	(1)	301	—
Amounts due to franchisees	(2)	9,108	2,252
Professional service fee		5,490	4,158
Amounts due to third parties under collaborative agreements	(3)	—	48,133
Accrued expenses		22,506	24,670
Receipt in advance		32,225	37,037
Others		97,775	72,764
Accrued expenses and other payables		281,648	238,198

(1)	These amounts were held on behalf of home purchasers in respect of their down payments made for secondary property transactions for which legal title transfer from property sellers had not yet been completed. (see note 2(j)(iv))
(2)	The Group entered into franchise agreements with certain real estate agency companies which are granted with the right to use the Group’s brands, access of listings in the Group’s platform and other resources. These amounts as of December 31, 2020 and 2021 represent the commission received on behalf of the real estate agency companies and guarantee deposits.
(3)	The amount represents funds provided by third parties under Collaborative Agreements (see note 1) for the parking space sales projects.